Derivative Financial Instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Derivative Financial Instruments
24	DERIVATIVE FINANCIAL INSTRUMENTS

	Assets		Liabilities
	2019	2018	2019	2018
	RMB million	RMB million	RMB million	RMB million
At December 31
Forward currency contracts	43	—	13	29
Interest rate swaps	27	223	10	—

Total	70	223	23	29
Less: current portion
– Forward currency contracts	43	—	13	29
– Interest rate swaps	—	1	—	—

Non-current portion	27	222	10	—

Cash flow hedge – Foreign currency risk
Forward currency contracts are designated as hedging instruments in cash flow hedges of forecasted capital expenditures in USD, which comprise about 7% of its total expected capital expenditures in USD, and forecasted transactions that are highly probable. The forward currency contract balances vary with the level of expected foreign currency expenditures and changes in foreign exchange forward rates.
Cash flow hedge – Interest rate risk
At December 31, 2019, the Group had interest rate swap contracts in place with a notional amount of USD888 million whereby the Group receives interest at variable rates and pays interest at fixed rates. The swaps are being used to hedge against the variability in the cash flows arising from a change in market interest rates of lease liabilities with a face value of USD888 million.
There is an economic relationship between the hedged items and the hedging instruments as the terms of the forward currency contracts and interest rate swap contracts match the terms of the expected foreign currency capital expenditures and the lease liabilities
(i.e., notional amount and expected payment date). The Group has established a hedge ratio of 1:1 for the hedging relationships as the underlying risks of the forward currency contracts and interest rate swaps are identical to the hedged risk components. To measure the hedge effectiveness, the Group uses the hypothetical derivative method and compares the changes in the fair value of the hedging instruments against the changes in fair value of the hedged items attributable to the hedged risks.
Hedge ineffectiveness can arise from:

•	Differences in the timing of the cash flows of the forecasted transactions and the hedging instruments

•	Different interest rate curves applied to discount the hedged items and hedging instruments

•	The counterparties’ credit risks differently impacting the fair value movements of the hedging instruments and hedged items

•	Changes to the forecasted amounts of cash flows of hedged items and hedging instruments
The Group holds the following forward currency contracts and interest rate swap contracts:

	Maturity
	Less than 3 months	3 to 6 months	6 to 9 months	9 to 12 months	Over 1 year	Total
As at December 31, 2019
Forward currency contracts (Capital expenditures)
Notional amount (in RMB million)	—	628	1,047	1,046	—	2,721
Average forward rate (RMB/USD)	—	7.0151	6.9325	6.9988	—	6.9771
Forward currency contracts (Highly probable forecasted purchases)
Notional amount (in RMB million)	—	—	1,835	858	—	2,693
Average forward rate (RMB/USD)	—	—	6.9629	6.8810	—	6.9368
Interest rate swaps (Payment on lease liabilities)
Notional amount (in RMB million)	31	30	—	—	6,133	6,194
Hedged rate (%)	2.0450	1.8800	—	—	1.6803	1.6831
The impacts of the hedging instruments on the statement of financial position are as follows:

	Notional amount	Carrying amount	Line item in the statement of financial position	Change in fair value used for measuring hedge ineffectiveness for the year
	RMB million	RMB million		RMB million
As at December 31, 2019
Forward currency contracts (Capital expenditures)	2,721	8	Derivative financial instruments	141
Forward currency contracts (Highly probable forecasted purchases)	2,693	22	Derivative financial instruments	22
Forward currency contracts (Payment on bonds)	—	—	Derivative financial instruments	14
Interest rate swaps (Payment on lease liabilities)	6,194	17	Derivative financial instruments	(137)

The impacts of the hedged items on the statement of financial position are as follows:

	Change in fair value used for measuring hedge ineffectiveness for the year	Cash flow hedge reserve
	RMB million	RMB million
As at December 31, 2019
Capital expenditures	141	8
Highly probable forecasted purchases	22	22
Payment on bonds	14	—
Payment on lease liabilities	(163)	17

	14	47

The effects of the cash flow hedge on the statement of profit or loss and the statement of comprehensive income are as follows:

	Total hedging gain/(loss) recognized in other comprehensive income			Hedge ineffectiveness recognized in profit or loss	Line item in the statement of profit or loss	Amount reclassified from other comprehensive income to profit or loss			Line item (gross amount) in the statement of profit or loss
	Gross amount	Tax effect	Total			Gross amount	Tax effect	Total
	RMB million	RMB million	RMB million	RMB million		RMB million	RMB million	RMB million
Year ended December 31, 2019
Capital expenditures	141	(35)	106	—	N/A	(82)	20	(62)	Finance Costs
Highly probable forecasted purchases	22	(6)	16	—	N/A	(22)	6	(16)	Finance Costs
Payment on bonds	14	(4)	10	—	N/A	(14)	4	(10)	Finance Costs
Payment on lease liabilities	(137)	34	(103)	—	N/A	(68)	17	(51)	Finance Costs